Subordinated Liabilities - Parent (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure Of Subordinated Liabilities [Line Items]
Subordinated liabilities			£ 2,228	£ 2,556
Santander UK Group Holdings plc
Disclosure Of Subordinated Liabilities [Line Items]
Subordinated liabilities			838	830
Santander UK Group Holdings plc | 4.75% Subordinated notes (US$1,000m)
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings maturity	2025	2025
Subordinated liabilities			£ 541	£ 536
Interest rate	4.75%	4.75%	4.75%	4.75%
Notional amount | $	$ 1,000,000,000	$ 1,000,000,000
Santander UK Group Holdings plc | 5.625% Subordinated notes (US$500m)
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings maturity	2045	2045
Subordinated liabilities			£ 297	£ 294
Interest rate	5.625%	5.625%	5.625%	5.625%
Notional amount | $	$ 500,000,000	$ 500,000,000